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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549
                                 FORM N-PX

       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

                                (811-05037)
                   ------------------------------------

                    Investment Company Act file number

                     Professionally Managed Portfolios
                    The Osterweis Strategic Income Fund
             -------------------------------------------------
            (Exact name of registrant as specified in charter)

                615 East Michigan Street, Milwaukee, WI 53202
           -----------------------------------------------------
           (Address of principal executive offices)   (Zip code)

                             Robert M. Slotky
                     Professionally Managed Portfolios
                      2020 E. Financial Way, Ste. 100
                            Glendora, CA 91741
                 ----------------------------------------
                  (Name and address of agent for service)

Registrant telephone number, including area code:  (414) 765-5344

Date of fiscal year end:  March 31, 2006

Date of reporting period:  June 30, 2006

                                            Form N-PX Table

ARES CAP CORP

Ticker:       ARCC           Security ID:  04010L103
Meeting Date: MAY 30, 2006   Meeting Type: Annual
Record Date:  APR 12, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Robert L. Rosen            For       For        Management
1.2   Elect Director Bennett Rosenthal          For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Investment Advisory Agreement     For       For        Management

--------------------------------------------------------------------------------

JER INVESTORS TRUST INC

Ticker:       JRT            Security ID:  46614H301
Meeting Date: JUN 5, 2006    Meeting Type: Annual
Record Date:  APR 28, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Joseph E. Robert, Jr.      For       For        Management
1.2   Elect Director Keith W. Belcher           For       For        Management
1.3   Elect Director Daniel J. Altobello        For       For        Management
1.4   Elect Director Peter D. Linneman          For       For        Management
1.5   Elect Director W. Russell Ramsey          For       For        Management
1.6   Elect Director Frank J. Caufield          For       For        Management
1.7   Elect Director James V. Kimsey            For       For        Management
2     Ratify Auditors                           For       For        Management

                                SIGNATURES

Pursuant  to  the  requirements  of the Investment  Company  Act  of  1940,  the
registrant  has  duly  caused this report to be signed  on  its  behalf  by  the undersigned, thereunto duly authorized.

(Registrant)           Professionally Managed Portfolios
                      The Osterweis Strategic Income Fund

                          /s/  Robert M. Slotky
                 ________________________________________
                         By (Signature and Title)

                        Robert M. Slotky, President
                 ----------------------------------------
                             (Name and Title)

                              August 28, 2006
                 ----------------------------------------
                                  (Date)